UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:SEP 29,2006


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     CooperNeff Advisors, Inc
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 028 - 05262


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     John Pirner
Title:    CHIEF FINANCIAL OFFICER
Phone:    610-491-1595
Signature ,Place, and Date of Signing:
John Pirner
KING OF PRUSSIA,PA
11/10/2006


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:6
Form 13F Information Table Value Total:$2,292,235

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: CooperNeff Advisors, Inc          Period End Date: September 29,2006     Page  1 of 2

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                            Value     Shrs or   SH/ PUT/         Other    Voting Authority
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
CONEXANT SYSTEMS	       bond cv		  207142AF7  572      5780000	PRN	 SOLE		  5780000   0        0
CURAGEN CORP                   BOND CV            23126RAE1  231      3000000   PRN      SOLE             3000000   0        0
ECHOSTAR COMM		       BOND CV  	  278762AG4  199      2000000	PRN      SOLE             2000000   0        0
IMCLONE SYS INC                BOND CV            45245WAF6  284      3215000   PRN      SOLE             3215000   0        0
SEPRACOR INC		       BOND CV            817315AL8  499      5000000   PRN      SOLE             5000000   0        0
WELLS FARGO CO		       BOND CV            949746FA4  508      5000000   PRN      SOLE             5000000   0        0